Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	REE AUTOMOTIVE LTD.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001843588
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Document Type	POS AM
Amendment Description	On August 20, 2021, the registrant filed a Registration Statement on Form F-1 (Registration No. 333-258963), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 30, 2021 (“Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to (i) include information contained in the registrant’s annual report on Form 20-F for the fiscal year ended December 31, 2021, initially filed with the SEC on March 28, 2022, and (ii) to update certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.